4. Debt (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Details
Note payable - officer	$ 22,910	$ 22,910	$ 22,910
Note payable - UPT minority owner	250,000
Test vehicle financing	85,869	$ 94,401
Total	358,779	117,311	$ 22,910
Less: current portion	290,768	40,235	$ 22,910
Debt, long-term portion	$ 68,011	$ 77,076